Long-Term Debt - Long-Term Debt Issuances (Details) $ in Millions	1 Months Ended
	Jun. 30, 2019 USD ($)	Feb. 28, 2019 USD ($)	Jan. 31, 2020 USD ($)	Dec. 31, 2019 CAD ($)	Oct. 31, 2019 USD ($)	Aug. 31, 2019 USD ($)	Aug. 31, 2019 CAD ($)	Jul. 31, 2019 USD ($)	May 31, 2019 USD ($)	Jan. 31, 2019 USD ($)	Dec. 31, 2018 CAD ($)
Debt Instrument [Line Items]
Unsecured non-revolving term loan				$ 22,320							$ 24,231
ITC | 30-year 4.55% secured notes | Secured
Debt Instrument [Line Items]
Stated interest rate (percent)										4.55%
Face value										$ 50,000,000
ITC | 2-year floating rate unsecured term loan credit agreement | Unsecured
Debt Instrument [Line Items]
Face value	$ 200,000,000
Maximum borrowings	$ 400,000,000
ITC | 2-year floating rate unsecured term loan credit agreement | Unsecured | LIBOR
Debt Instrument [Line Items]
Variable rate (percent)	0.60%
ITC | 30-year 4.65% secured notes | Secured
Debt Instrument [Line Items]
Stated interest rate (percent)								4.65%
Face value								$ 50,000,000
ITC | 30-year 3.30% first mortgage bonds | Secured
Debt Instrument [Line Items]
Stated interest rate (percent)						3.30%	3.30%
Face value						$ 75,000,000
Central Hudson | 30-year 3.89% unsecured notes | Unsecured
Debt Instrument [Line Items]
Stated interest rate (percent)					3.89%
Face value					$ 50,000,000
Central Hudson | 40-year 3.99% unsecured notes | Unsecured
Debt Instrument [Line Items]
Stated interest rate (percent)					3.99%
Face value					$ 50,000,000
FortisBC Energy | 30-year 2.82% unsecured debentures | Unsecured
Debt Instrument [Line Items]
Stated interest rate (percent)						2.82%	2.82%
Face value							$ 200
FortisTCI | 6-year floating rate unsecured non-revolving term loan | Unsecured
Debt Instrument [Line Items]
Face value		$ 5,000,000
FortisTCI | 6-year floating rate unsecured non-revolving term loan | Unsecured | LIBOR
Debt Instrument [Line Items]
Variable rate (percent)		1.75%
Caribbean Utilities | 30-year 4.14% unsecured notes | Unsecured
Debt Instrument [Line Items]
Stated interest rate (percent)						4.14%	4.14%		4.14%
Face value						$ 20,000,000			$ 40,000,000
Caribbean Utilities | 20-Year 3.83% unsecured notes | Unsecured
Debt Instrument [Line Items]
Stated interest rate (percent)						3.83%	3.83%
Face value						$ 20,000,000
Subsequent event | ITC | Unsecured
Debt Instrument [Line Items]
Face value			$ 75,000,000
Subsequent event | ITC | 2-year floating rate unsecured term loan credit agreement | Unsecured
Debt Instrument [Line Items]
Face value			$ 200,000,000